General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of general and administrative expenses [Abstract]
Schedule of Selling, General and Administrative Expenses
	Year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8	2 0 2 0
	NIS	NIS	NIS	US Dollars

Salaries and related expenses	16,185	13,557	10,442	5,034
Office maintenance	1,591	1,455	1,411	495
Professional fees	2,571	2,921	2,432	800
Vehicles	322	330	545	100
Depreciation and amortization	880	620	552	274
Bad and doubtful debts	(1,308)	847	(59)	(407)
Communication	82	75	60	26
Other	1,595	1,262	1,303	495
	21,918	21,067	16,686	6,817